Employee Benefit Plans - Summary of Weighted Average Actuarial Assumptions (Details) (10K) - Mann- India Technologies Private Limited [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Discount rate	6.75%	6.75%
Rate of increase in compensation levels	12.00%	12.00%
Expected long term rate of return on plan assets per annum	0.00%	0.00%
Leave Encashment [Member]
Discount rate	6.75%	6.75%
Rate of increase in compensation levels	12.00%	12.00%
Expected long term rate of return on plan assets per annum	0.00%	0.00%